Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,613,089.73

Principal:
Principal Collections	$15,528,419.99
Prepayments in Full	$8,058,285.57
Liquidation Proceeds	$343,103.52
Recoveries	$62,132.82
Sub Total	$23,991,941.90
Collections	$25,605,031.63

Purchase Amounts:
Purchase Amounts Related to Principal	$447,189.89
Purchase Amounts Related to Interest	$2,902.44
Sub Total	$450,092.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,055,123.96

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,055,123.96
Servicing Fee	$364,621.38	$364,621.38	$0.00	$0.00	$25,690,502.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,690,502.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,690,502.58
Interest - Class A-3 Notes	$62,909.84	$62,909.84	$0.00	$0.00	$25,627,592.74
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$25,480,034.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,480,034.41
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$25,396,548.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,396,548.33
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$25,327,215.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,327,215.00
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$25,229,548.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,229,548.33
Regular Principal Payment	$23,549,376.49	$23,549,376.49	$0.00	$0.00	$1,680,171.84
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,680,171.84
Residual Released to Depositor	$0.00	$1,680,171.84	$0.00	$0.00	$0.00
Total		$26,055,123.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,549,376.49
Total					$23,549,376.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,549,376.49	$35.79	$62,909.84	$0.10	$23,612,286.33	$35.89
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$23,549,376.49	$11.54	$460,954.25	$0.23	$24,010,330.74	$11.77

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$104,849,732.28	0.1593461	$81,300,355.79	0.1235568
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$421,909,732.28	0.2068327	$398,360,355.79	0.1952881

Pool Information
Weighted Average APR	4.575%	4.577%
Weighted Average Remaining Term	29.64	28.79
Number of Receivables Outstanding	35,625	34,413
Pool Balance	$437,545,659.12	$412,908,371.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$421,909,732.28	$398,360,355.79
Pool Factor	0.2104643	0.1986134

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$14,548,015.59
Targeted Overcollateralization Amount	$14,548,015.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,548,015.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		146	$260,288.77
(Recoveries)		201	$62,132.82
Net Losses for Current Collection Period			$198,155.95
Cumulative Net Losses Last Collection Period			$12,889,624.18
Cumulative Net Losses for all Collection Periods			$13,087,780.13

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.02%	555	$8,351,236.49
61-90 Days Delinquent	0.22%	55	$898,387.19
91-120 Days Delinquent	0.12%	29	$491,143.97
Over 120 Days Delinquent	0.41%	93	$1,679,022.68
Total Delinquent Receivables	2.77%	732	$11,419,790.33

Repossession Inventory:
Repossessed in the Current Collection Period		31	$384,891.52
Total Repossessed Inventory		36	$498,709.55

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5941%
Preceding Collection Period			0.8259%
Current Collection Period			0.5592%
Three Month Average			0.6597%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5805%
Preceding Collection Period			0.6316%
Current Collection Period			0.5143%
Three Month Average			0.5755%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer